Loss Per Share - Additional Information (Detail) - $ / shares shares in Thousands			12 Months Ended
	Mar. 29, 2023	Mar. 28, 2023	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Earnings per share [line items]
Weighted average number of common shares outstanding - Basic	3,909		1,020	744	285
Weighted average number of common shares outstanding - Diluted	3,909		1,020	744	285
Total basic earnings (loss) per share		$ (61.6)	$ (52.8)	$ (231.99)	$ (844.95)
Total diluted earnings (loss) per share		$ (61.6)	$ (52.8)	$ (231.99)	$ (844.95)